Subsequent Events LLC - FP Land LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events

4. Subsequent Events

        On April 7, 2014, subsidiaries of the Operating Partnership entered into new leases with Astoria Farms and Hough Farms, the Company's related tenants, for 36 farms and three grain storage facilities, which leases became effective upon completion of the IPO on April 16, 2014.

        On April 16, 2014, the Company completed the IPO and the FP Land Merger. The IPO resulted in the sale of 3,800,000 shares of common stock at a price per share of $14.00 and generated gross proceeds of $53.2 million. The aggregate net proceeds to the Company, after deducting the underwriting discount and commissions and expenses payable by the Company, were approximately $48.0 million. The Company contributed the net proceeds from the IPO to the Operating Partnership in exchange for OP Units. The Operating Partnership used the net proceeds from the IPO as follows: (i) approximately $12.0 million to repay outstanding indebtedness, of which $766,000 was advanced by Pittman Hough Farms and was reimbursed to Pittman Hough Farms with a portion of the net proceeds from the IPO; and (ii) approximately $55,000 (exclusive of the $766,000 that was reimbursed for amounts advanced by Pittman Hough Farms to repay certain indebtedness) to reimburse Pittman Hough Farms for amounts advanced or incurred in connection with the IPO and related formation transactions. The Operating Partnership intends to use the remaining net proceeds for general corporate purposes, including working capital, future acquisitions and, potentially, paying distributions.

        On April 16, 2014, the REIT and the Operating Partnership entered into a reimbursements agreement with Pittman Hough Farms to reimburse Pittman Hough Farms for costs incurred to complete the IPO and the FP Land Merger. The amount of the costs that were reimbursed was reduced by interest expense of $78,603 related to outstanding debt, which was accrued by the Operating Partnership as of December 31, 2013. The net reimbursable amount was $540,474.

        Concurrently with the completion of the IPO, the Company issued an aggregate of 214,283 restricted shares of common stock, having an aggregate grant date fair value of $3.0 million, to the Company's independent directors, Mr. Pittman, Luca Fabbri, the Company's Chief Financial Officer, and Jesse J. Hough, the Company's consultant.

        On April 16, 2014, the Operating Partnership, as borrower, and First Midwest Bank, as lender, entered into the Amended and Restated Business Loan Agreement (the "Loan Agreement"), which provides for loans in the aggregate principal amount of approximately $30.8 million. In connection with the Loan Agreement, PH Farms LLC and Cottonwood Valley Land, LLC, which are wholly owned subsidiaries of the Operating Partnership, unconditionally agreed to guarantee all of the obligations of the Operating Partnership under the Loan Agreement. In addition, Messrs. Pittman and Hough unconditionally agreed to jointly and severally guarantee $11.0 million of the Operating Partnership's obligations under the Loan Agreement.

        On May 30, 2014, the Company acquired from an unrelated third party an approximately 3,171-acre row crop farm (the "Farm") for an aggregate purchase price of approximately $7.64 million in cash. The Burlington, Colorado-based farm is located primarily in eastern Colorado. In connection with the acquisition, the Company leased the Farm back to the Seller.

        On May 14, 2014, the Company's Board of Directors declared a cash dividend of $0.105 per share of common stock. The dividend was payable to the Company's stockholders of record as of July 1, 2014 and was paid on July 15, 2014.

        On June 12, 2014, the Company acquired, from an unrelated third party, all of the outstanding stock of Hudye Farms U.S., Inc. ("HFUSI"), which owned a 12,500 acre farm located primarily in eastern Colorado (the "Property") for $24.5 million, excluding related acquisition costs of $43,842. The Company funded this acquisition with cash available from the IPO in April 2014. All tenant leases were terminated by the previous owner prior to the closing of the acquisition. On June 20, 2014, HFUSI was merged with and into FPI Burlington LLC, a wholly owned subsidiary of the Company. FPI Burlington LLC entered into new leases with the tenants on June 23, 2014. The new leases provide for aggregate annual rent of $1,245,507.

        On July 1, 2014, the Company acquired an approximately 640-acre row crop farm from an unrelated third party for an aggregate purchase price of approximately $1.0 million in cash. The farm is located in Morrill, Nebraska. In connection with the acquisition, the Company leased the property back to the Seller.

        On June 19, 2014, the Company entered into a purchase agreement with an unrelated third party to acquire an approximately 1,250-acre row crop farm for an aggregate purchase price of approximately $4.6 million. The farm is located in Yell County, Arkansas. In connection with the acquisition, the Company intends to enter into a lease with the existing tenant. The acquisition is expected to close no later than June 1, 2015, subject to the satisfaction of certain customary closing conditions. There can be no assurance that these conditions will be satisfied or that the pending acquisition will be consummated on the terms described herein, or at all.

4. Subsequent Events

        The Company has evaluated the events and transactions that have occurred through February 12, 2014, the date on which the consolidated balance sheets were available to be issued.

        Prior to the completion of the Offering and the consummation of the FP Land Merger, the existing leases for all of the Properties leased by Astoria Farms and Hough Farms, the Company's related tenants, will be terminated, and the Company will enter into new leases with Astoria Farms and Hough Farms, which leases will be effective upon completion of the Offering.

FP Land LLC, predecessor business
Subsequent Events

Note 8—Subsequent Events

        On April 7, 2014, subsidiaries of the Company entered into new leases with Astoria Farms and Hough Farms, the Company's related tenants, for 36 farms and three grain storage facilities, which leases became effective upon completion of the IPO on April 16, 2014.

        On April 16, 2014, the REIT completed the IPO and the FP Land Merger. The IPO resulted in the sale of 3,800,000 shares of the REIT's common stock at a price per share of $14.00 and generated gross proceeds of $53.2 million. The aggregate net proceeds to the REIT, after deducting the underwriting discount and commissions and expenses payable by the REIT, were approximately $48.0 million. The REIT contributed the net proceeds from the IPO to the Operating Partnership in exchange for OP Units. The Operating Partnership used the net proceeds from the IPO as follows: (i) approximately $12.0 million to repay outstanding indebtedness, of which $766,000 was advanced by Pittman Hough Farms and was reimbursed to Pittman Hough Farms with a portion of the net proceeds from the IPO; and (ii) approximately $55,000 (exclusive of the $766,000 that was reimbursed for amounts advanced by Pittman Hough Farms to repay certain indebtedness) to reimburse Pittman Hough Farms for amounts advanced or incurred in connection with the IPO and related formation transactions. The Operating Partnership intends to use the remaining net proceeds for general corporate purposes, including working capital, future acquisitions and, potentially, paying distributions.

        On April 16, 2014, the REIT and the Operating Partnership entered into a reimbursements agreement with Pittman Hough Farms to reimburse Pittman Hough Farms for costs incurred to complete the IPO and the FP Land Merger. The amount of the costs that were reimbursed was reduced by interest expense of $78,603 related to outstanding debt, which was accrued by the Operating Partnership as of December 31, 2013. The net reimbursable amount was $540,474.

        On April 16, 2014, the Operating Partnership, as borrower, and First Midwest Bank, as lender, entered into the Amended and Restated Business Loan Agreement (the "Loan Agreement"), which provides for loans in the aggregate principal amount of approximately $30.8 million. In connection with the Loan Agreement, PH Farms LLC and Cottonwood Valley Land, LLC, which are wholly owned subsidiaries of the Operating Partnership, unconditionally agreed to guarantee all of the obligations of the Operating Partnership under the Loan Agreement. In addition, Mr. Pittman and Jessie J. Hough, the REIT's consultant, unconditionally agreed to jointly and severally guarantee $11.0 million of the Operating Partnership's obligations under the Loan Agreement.

        On May 30, 2014, the REIT acquired from an unrelated third party an approximately 3,171-acre row crop farm (the "Farm") for an aggregate purchase price of approximately $7.64 million in cash. The Burlington, Colorado-based farm is located primarily in eastern Colorado. In connection with the acquisition, the REIT leased the Farm back to the Seller.

        Upon completion of the FP Land Merger, on April 16, 2014, the accounts receivable balance outstanding at December 31, 2013 of $450,833 was distributed to Pittman Hough Farms.

        On June 12, 2014, the REIT acquired, from an unrelated third party, all of the outstanding stock in Hudye Farms U.S., Inc. ("HFUSI"), which owned a 12,500 acre farm located primarily in eastern Colorado (the "Property") for $24.5 million, excluding related acquisition costs of $43,842. The REIT funded this acquisition with cash available from the IPO in April 2014. All tenant leases were terminated by the previous owner prior to the closing of the acquisition. On June 20, 2014, HFUSI was merged with and into FPI Burlington LLC, a wholly owned subsidiary of the REIT. FPI Burlington LLC entered into new leases with the tenants on June 23, 2014. The new leases provide for aggregate annual rent of $1,245,507.

       On July 1, 2014, the REIT acquired an approximately 640-acre row crop farm from an unrelated third-party for an aggregate purchase price of approximately $1.0 million in cash. The farm is located in Morrill, Nebraska. In connection with the acquisition, the REIT leased the property back to the Seller.

        On June 19, 2014, the REIT entered into a purchase agreement with an unrelated third-party to acquire an approximately 1,250-acre row crop farm for an aggregate purchase price of approximately $4.6 million. The farm is located in Yell County, Arkansas. In connection with the acquisition, the REIT intends to enter into a lease with the existing tenant. The acquisition is expected to close no later than June 1, 2015, subject to the satisfaction of certain customary closing conditions. There can be no assurance that these conditions will be satisfied or that the pending acquisition will be consummated on the terms described herein, or at all.

Note 7—Subsequent Events

        The Company has evaluated subsequent events through February 12, 2014, the date on which the financial statements were available to be issued.

        Prior to the completion of the Offering and the consummation of the FP Land Merger, certain direct or indirect equity holders of the Company will contribute $240,000 to the Company, which will then be used to repay $240,000 of the Company's indebtedness that is collateralized by real estate not owned by the Company.

        Prior to the completion of the Offering and the consummation of the FP Land Merger, the existing leases for all of the Properties leased by Astoria Farms and Hough Farms will be terminated, and the REIT will enter into new leases with Astoria Farms and Hough Farms, which leases will be effective upon completion of the Offering.